UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE OF CUSIP       VALUE   SHARES     SH/ PUT/   INVSTMT    OTHER             VOTING AUTHORITY
NAME OF ISSUER               CLASS              (x$1000)  PRN  AMT   PRN CALL   DSCRETN    MANAGERS       SOLE     SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------  --------
AETERNA ZENTARIS INC         COM      007975204       677   102,177     SH        SOLE        N/A         102,177
ALFACELL CORP                COM      015404106        53    14,376     SH        SOLE        N/A          14,376
ALKERMES INC                 COM      01642T108     9,770   443,100     SH        SOLE        N/A         443,100
ANTIGENICS INC DEL           COM      037032109        56    20,508     SH        SOLE        N/A          20,508
ATHEROGENICS INC             COM      047439104     3,681   225,532     SH        SOLE        N/A         225,532
ATHEROGENICS INC             COM      047439104     1,843   112,900    PUT        SOLE        N/A         112,900
CELL GENESYS INC             COM      150921104       430    53,900     SH        SOLE        N/A          53,900
COLEY PHARMACEUTICAL GROUP   COM      19388P106     5,890   388,770     SH        SOLE        N/A         388,770
CV THERAPEUTICS INC          COM      126667104     1,839    83,300     SH        SOLE        N/A          83,300
CV THERAPEUTICS INC          COM      126667104     1,903    86,200    PUT        SOLE        N/A          86,200
DENDREON CORP                COM      24823Q107     2,671   567,080     SH        SOLE        N/A         567,080
DISCOVERY LABORATORIES INC   COM      254668106     1,634   222,950     SH        SOLE        N/A         222,950
EMISPHERE TECHNOLOGIES INC   COM      291345106     3,661   445,405     SH        SOLE        N/A         445,405
FORBES MEDI-TECH INC         COM      344907100        54    20,960     SH        SOLE        N/A          20,960
GTX INC DEL                  COM      40052B108       289    26,440     SH        SOLE        N/A          26,440
HUMAN GENOME SCIENCES INC    COM      444903108     5,274   485,155     SH        SOLE        N/A         485,155
ICAGEN INC                   COM      45104P104       403    48,500     SH        SOLE        N/A          48,500
MEDAREX INC                  COM      583916101     3,569   270,000     SH        SOLE        N/A         270,000
MEDICINES CO                 COM      584688105       347    16,850     SH        SOLE        N/A          16,850
MERCK & CO INC               COM      589331107       731    20,752     SH        SOLE        N/A          20,752
NEKTAR THERAPEUTICS          COM      640268108     1,596    78,324     SH        SOLE        N/A          78,324
NEUROBIOLOGICAL TECHNOLOGIES COM      64124W106       229    64,680     SH        SOLE        N/A          64,680
NEUROCHEM INC                COM      64125K101     2,906   207,296     SH        SOLE        N/A         207,296
NITROMED INC                 COM      654798503     2,675   318,485     SH        SOLE        N/A         318,485
ONYX PHARMACEUTICALS INC     COM      683399109     2,935   111,780     SH        SOLE        N/A         111,780
RENOVIS INC                  COM      759885106     2,998   140,611     SH        SOLE        N/A         140,611
SPECTRUM PHARMACEUTICALS INC COM      84763A108       474   101,126     SH        SOLE        N/A         101,126
SUPERGEN INC                 COM      868059106       767   135,100     SH        SOLE        N/A         135,100
TELIK INC                    COM      87959M109    14,131   729,901     SH        SOLE        N/A         729,901
TRIMERIS INC                 COM      896263100       756    55,970     SH        SOLE        N/A          55,970
VASOGEN INC                  COM      92232F103       136    64,680     SH        SOLE        N/A          64,680
VION PHARMACEUTICALS INC     COM      927624106       509   225,070     SH        SOLE        N/A         225,070

                             32                    74,887

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:         74,887
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE